SIGNIFICANT COMMITMENTS AND AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT COMMITMENTS AND AGREEMENTS
Schedule of significant agreements

Contracting parties	Date of agreement	Significant part of the agreement
The Company and NEC Corporation	May 12, 2016 - March 31, 2023	Procurement and Installation Agreement of Sistem Komunikasi Kabel Laut ("SKKL") Indonesia Global Gateway Platform
Telkomsel and PT Phincon	September 12, 2019 - September 12, 2024	Development and Rollout Agreement ("DRA") and Technical Support Agreement ("TSA") Customer Relationship Management ("CRM") Solution System Integrator
Telkomsel, PT Ericsson Indonesia, PT Huawei Tech Investment, and PT ZTE Indonesia	February 1, 2021 - January 31, 2024	Procurement Agreement for Radio Ultimate Solution ("ROA") and TSA
The Company and PT Mastersystem Infotama	June 3, 2021 - April 6, 2023	Procurement and Installation Agreement of Expand IP Backbone Platform Cisco
Telkomsel, PT Sempurna Global Pratama, PT Lintas Teknologi Indonesia, and PT Ericsson Indonesia	September 1, 2021 - September 1, 2024	Procurement Agreement of Next Generation of Gateway GPRS Support Node ("GGSN") (Virtualized EPC)
Telkomsel, Amdocs Software Solutions Limited Liability Company, and PT Application Solutions	October 8, 2021 – October 8, 2024	Agreement of Online Charging System (“OCS”) and Service Control Points (“SCP”) System Solution Development
Telkomsel and PT Application Solutions	October 8, 2021 - October 8, 2024	TSA for OCS and SCP
Telkomsat and Thales Alenia Space France ("TAS")	October 28, 2021 - October 27, 2037	Procurement and Installation Agreement of HTS 113BT Satellite System
Telkomsel and PT Ericsson Indonesia	February 13, 2022 - February 12, 2025	Procurement Agreement for CS Core Solution ROA and TSA
Telkomsel and PT Lintas Teknologi Indonesia	February 13, 2022 - February 12, 2025	Procurement Agreement for CS Core Solution ROA and TSA
Telkomsel and PT Huawei Tech Investment	March 24, 2022 - March 24, 2025	Procurement Agreement for GGSN
Telkomsat and Space Exploration Technologies Corporation ("SpaceX")	April 19, 2022 - June 30, 2025	Procurement Agreement for Launch Service of HTS 113BT Satellite
The Company and PT Lintas Teknologi Indonesia	July 22, 2022 - March 19, 2023	Procurement and Installation Agreement of Nokia Dense wavelength-division multiplexing (”DWDM”) Platform

Schedule of borrowings and other credit facilities

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	500	March 14, 2022	Rp	294
BNI	500	March 31, 2022	Rp	129
Bank Mandiri	500	December 23, 2023	Rp	236
Total	1,500			659

Lenders	Total facility	Maturity		Currency	Facility utilized
BRI	1,000	September 25, 2022	*)	Rp	23
BNI	2,100	December 11, 2022		Rp	1,577
Total	3,100				1,600

Schedule of future minimum lease payments/ receivables

	2021	2022
Less than 1 year	3,095	2,582
1-5 years	6,922	8,354
More than 5 years	4,732	5,107

Total	14,749	16,043